Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans [Line Items]
Less: current maturity of long-term bank loan	$ (239,360)	$ (551,000)
Long-term bank loan	1,182,720	1,029,500
Loan from Bank of China (Effective interest rate at 4.45%, due on March 16, 2023) [Member]
Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans [Line Items]
Loan from		348,000
Loan from Bank of China (Effective interest rate at 4.05%, due on March 20, 2026) [Member]
Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans [Line Items]
Loan from	422,400
Loan from Bank of China (Effective interest rate at 4.05%, due on March 22, 2025) [Member]
Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans [Line Items]
Loan from	506,880	580,000
Loan from Industrial Bank (Effective interest rate at 4.55%, due on May 29, 2025) [Member]
Long-Term Bank Loans (Details) - Schedule of Long-Term Bank Loans [Line Items]
Loan from	$ 492,800	$ 652,500